UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03111 and 811-21301

Name of Fund: BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	BIF Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$2,621,088,237
Total Investments (Cost — $2,621,088,237) —100.0%	2,621,088,237
Liabilities in Excess of Other Assets — (0.0)%	(823,306)

Net Assets — 100.0%	$2,620,264,931

BIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,621,088,237 and 88.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

BIF TAX-EXEMPT FUND	DECEMBER 31, 2014	1

Schedule of Investments December 31, 2014 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.2%
Columbia IDB, Refunding RB, Alabama Power Company Project, VRDN, 0.01%, 1/02/15 (a)	$10,800	$10,800,000
Huntsville IDB, Refunding RB, VRDN, AMT (First Commercial Bank) (Federal Home Loan Bank of Atlanta LOC), 0.19%, 1/07/15 (a)	1,515	1,515,000
Mobile Downtown Redevelopment Authority, RB, VRDN (a):
Series A (National Australia Bank Ltd. LOC), 0.05%, 1/07/15	2,725	2,725,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.05%, 1/07/15	2,670	2,670,000
Mobile IDB, Refunding RB, VRDN, Alabama Power Co. Project (Bank of New York Mellon LOC), 0.03%, 1/02/15 (a)	18,200	18,200,000
Parrish IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.03%, 1/02/15 (a)	28,850	28,850,000

		64,760,000
Alaska — 0.8%
City of Valdez Alaska, Refunding RB, VRDN, ConocoPhilips Project, Series C, 0.04%, 1/07/15 (a)	24,400	24,400,000
Arizona — 2.3%
Navajo County Pollution Control Corp., Refunding RB, VRDN (MUFG Union Bank NA LOC) 0.03%, 1/07/15 (a)	32,000	32,000,000
Salt River Pima-Maricopa Indian Community, RB, VRDN, (Bank of America NA LOC) (a):
0.06%, 1/07/15	11,415	11,415,000
0.06%, 1/07/15	23,685	23,685,000

		67,100,000
Arkansas — 0.1%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.12%, 1/07/15 (a)	3,200	3,200,000
Municipal Bonds	Par (000)	Value
California — 1.3%
Bay Area Toll Authority, P-FLOATS, RB, VRDN, Series C1 (Bank of America NA Liquidity Agreement), 0.06%, 1/07/15 (a)(b)(c)	$4,910	$4,910,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.06%, 1/07/15 (a)	8,885	8,885,000
City of Los Angeles California Wastewater System, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.05%, 1/07/15 (a)(b)	4,500	4,500,000
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank SBPA), 0.05%, 1/07/15 (a)(b)(c)	13,000	13,000,000
Los Angeles Community College District, GO, VRDN, FLOATS, Series 2984 (Morgan Stanley Bank Liquidity Agreement), 0.05%, 1/07/15 (a)(b)(c)	7,500	7,500,000
Port of Oakland, Refunding RB, AMT, Series P, 3.00%, 5/01/15	1,000	1,009,144

		39,804,144
Colorado — 0.1%
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.07%, 1/07/15 (a)	3,315	3,315,000
Connecticut — 0.5%
City of Derby Connecticut, GO, BAN, Refunding, 1.00%, 6/04/15	10,480	10,515,594
Connecticut Housing Finance Authority, Refunding RB, AMT, VRDN, Sub-Series B-5 (Bank of Tokyo-Mitsubishi SBPA), 0.05%, 1/07/15 (a)	4,700	4,700,000

		15,215,594
District of Columbia — 0.3%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.09%, 1/07/15 (a)	3,500	3,500,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014	1

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.06%, 1/07/15 (a)(b)(c)	$4,400	$4,400,000

		7,900,000
Florida — 4.9%
City of Hollywood Florida Water & Sewer Revenue, Refunding RB, 2.00%, 10/01/15	5,175	5,242,879
City of Tampa Bay Florida Water Regulatory Water Supply Authority, Refunding RB, VRDN, FLOATS (Branch Banking & Trust Liquidity Agreement), 0.04%, 1/07/15 (a)(b)(c)	25,345	25,345,000
County of Brevard Florida Housing Finance Authority, RB, VRDN, M/F, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.05%, 1/07/15 (a)	9,835	9,835,000
County of Collier Florida IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.24%, 1/07/15 (a)	1,370	1,370,000
County of Hillsborough Florida Housing Finance Authority, HRB, VRDN, M/F, Claymore Crossings Apartments, AMT (Citibank NA LOC), 0.05%, 1/07/15 (a)	1,900	1,900,000
County of Manatee Florida Housing Finance Authority, HRB, VRDN, M/F, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.06%, 1/07/15 (a)	10,600	10,600,000
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM), (Citibank NA Liquidity Agreement), 0.06%, 1/07/15 (a)(b)	7,450	7,450,000
County of Miami-Dade Florida Water & Sewer System Revenue, RB, VRDN, ROCS, Series RR-II-R-11834 (AGM) (Citibank NA Liquidity Agreement), 0.10%, 1/07/15 (a)(b)(c)	23,750	23,750,000
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series O-43 (Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)(b)(c)	$5,115	$5,115,000
County of Orlando & Orange Florida Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 0145, Class A (BHAC), (Citibank NA Liquidity Agreement), 0.05%, 1/07/15 (a)	11,300	11,300,000
County of Sarasota Florida Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital Project, Series A (Northern Trust Co. LOC), 0.01%, 1/02/15 (a)	30,480	30,480,000
Florida Housing Finance Corp., RB, VRDN, M/F, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.07%, 1/07/15 (a)	6,500	6,500,000
Orlando Utilities Commission, Refunding RB, VRDN, 0.15%, 7/29/15 (a)	7,600	7,600,000

		146,487,879
Georgia — 0.9%
City of Atlanta Department of Aviation, RB, Series B, 5.00%, 1/02/15	4,200	4,200,552
Main Street Natural Gas, Inc., RB, VRDN, Series A (Royal Bank of Canada Guarantor, Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)	21,420	21,420,000

		25,620,552
Illinois — 4.1%
Chicago Illinois Board of Education, GO, Refunding, ROCS, VRDN, Series RR-II-R-11879 (AGM), (Citibank NA Liquidity Agreement), 0.14%, 1/07/15 (a)(b)	16,480	16,480,000
City of Chicago Illinois Waterworks Revenue, Refunding RB, VRDN (State Street Bank & Trust Co. LOC) (a):
0.04%, 1/07/15	24,300	24,300,000
0.04%, 1/07/15	9,345	9,345,000

2	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1032 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.27%, 1/07/15 (a)(b)(c)	$15,635	$15,635,000
Illinois Finance Authority, RB, VRDN (a):
AMT, 0.11%, 1/07/15	3,745	3,745,000
ROCS, Series RR-11624 (AGC), (Citibank NA SBPA), 0.24%, 1/07/15 (b)	16,100	16,100,000
University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.01%, 1/02/15	6,300	6,300,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.04%, 1/07/15 (b)	3,150	3,150,000
St. Xavier University Project, Series A (Bank of America NA LOC), 0.06%, 1/07/15	4,975	4,975,000
University of Illinois, Refunding RB, VRDN, UIC South Campus Development (JPMorgan Chase Bank LOC), 0.02%, 1/07/15 (a)	20,015	20,015,000

		120,045,000
Indiana — 3.4%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.14%, 1/07/15 (a)	3,500	3,500,000
Indiana Finance Authority, RB, VRDN, Lease Appropriation, Stadium Project, Series A-1 (Bank of New York Melon SBPA), 0.03%, 1/02/15 (a)	24,900	24,900,000
Indiana Finance Authority, Refunding RB, VRDN (BMO Harris Bank NA SBPA), 0.05%, 1/07/15 (a)	45,000	45,000,000
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC), (Citibank NA SBPA), 0.24%, 1/07/15 (a)(b)	$28,575	$28,575,000

		101,975,000
Iowa — 4.6%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.19%, 1/07/15 (a)	2,905	2,905,000
City of Des Moines, Iowa, RB, VRDN, Methodist Medical Center Project (Wells Fargo Bank NA LOC), 0.03%, 1/07/15 (a)	12,400	12,400,000
Iowa Finance Authority, RB, VRDN (a):
M/F Revenue, AMT, Series A (Wells Fargo Bank NA SBPA), 0.08%, 1/07/15	3,650	3,650,000
CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.13%, 1/07/15	102,880	102,880,000
Iowa Higher Education Loan Authority, RB, VRDN, Des Moines University Project (BMO Harris Bank NA LOC), 0.03%, 1/02/15 (a)	4,940	4,940,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN Des Moines University Project (BMO Harris Bank NA LOC), 0.03%, 1/02/15 (a)	2,795	2,795,000
Iowa State Special Obligations, RB, Barclays Capital Municipal Trust Receipts, VRDN, FLOATS, Series 13B-C (Barclays Bank PLC Liquidity Agreement), 0.09%, 1/07/15 (a)(b)(c)	6,200	6,200,000

		135,770,000
Kansas — 0.8%
City of Salina Kansas, GO, 1.00%, 8/03/15	4,500	4,517,472
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.08%, 1/07/15 (a)(b)(c)	1,340	1,340,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014	3

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kansas (concluded)
State of Kansas Department of Transportation, RB, VRDN (Wells Fargo Bank NA SBPA), 0.01%, 1/07/15 (a)	$18,610	$18,610,000

		24,467,472
Louisiana — 2.2%
City of Baton Rouge / Parish of East Baton Rouge, Refunding RB, Exxon Mobil Project, VRDN, 0.01%, 1/02/15 (a)	7,000	7,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.11%, 1/07/15	4,000	4,000,000
Honeywell International, Inc. Project, 0.12%, 1/07/15	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.06%, 1/07/15 (a)	7,500	7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, Loop LLC Project, Series B (JPMorgan Chase Bank NA LOC), 0.03%, 1/07/15 (a)	15,050	15,050,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.13%, 1/07/15 (a)	10,100	10,100,000
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Eagle Tax-Exempt Trust, VRDN (Citibank NA Liquidity Agreement), 0.05%, 1/07/15 (a)(b)	15,900	15,900,000

		65,550,000
Maryland — 0.8%
County of Baltimore Maryland, RB, VRDN, M/F, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.09%, 1/07/15 (a)	3,055	3,055,000
Maryland EDC, RB, VRDN, AMT (a): Bakery de France Facility (Manufacturers & Traders Trust Co. LOC), 0.34%, 1/07/15	8,410	8,410,000
Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland EDC, RB, VRDN, AMT (a) (concluded):
Linemark Printing Project (Manufacturers & Traders LOC), 0.24%, 1/07/15	$3,050	$3,050,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, ROCS, Series 11594 (AGC), (Citibank NA Liquidity Agreement), 0.24%, 1/07/15 (a)(b)	8,635	8,635,000

		23,150,000
Massachusetts — 3.2%
City of Salem, GO, 1.00%, 12/03/15	1,000	1,006,435
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.13%, 7/29/15 (a)	5,010	5,010,000
Massachusetts Development Finance Agency, HRB, M/F, Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.06%, 1/07/15 (a)	3,000	3,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.03%, 1/07/15	22,400	22,400,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.05%, 1/07/15 (b)(c)	9,695	9,695,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.01%, 1/02/15 (a)	4,000	4,000,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.03%, 1/07/15 (a)	1,190	1,190,000

4	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.05%, 1/07/15 (a)(b)	$2,000	$2,000,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.02%, 1/07/15 (a)	22,000	22,000,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.04%, 1/07/15 (a)(b)(c)	1,600	1,600,000
Massachusetts Water Resources Authority, RBC Municipal Product, Inc. Trust, Refunding RB, VRDN, FLOATS, Series E-42 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 1/02/15 (a)(b)(c)	10,000	10,000,000
Town of Maynard Massachusetts, GO, BAN, 0.75%, 3/06/15	1,000	1,000,800
University of Massachusetts Building Authority, RB, VRDN (JPMorgan Chase Bank NA SBPA), 0.03%, 1/07/15 (a)	6,200	6,200,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.13%, 7/29/15 (a)	4,535	4,535,000

		93,637,235
Michigan — 4.1%
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (Comerica Bank NA LOC), 0.09%, 1/07/15 (a)	6,880	6,880,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, University of Detroit Mercy Project (Comerica Bank NA LOC), 0.06%, 1/02/15 (a)	5,425	5,425,000
Michigan State Building Authority, Refunding RB, VRDN (Citibank NA LOC), 0.05%, 1/07/15 (a)	5,960	5,960,000
Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State HDA, HRB, AMT, (a):
Berrien Woods III, Series A (Citibank NA LOC), 0.07%, 1/07/15	$4,415	$4,415,000
M/F Housing Series C (JPMorgan Chase Bank NA SBPA) , 0.04%, 1/07/15	19,855	19,855,000
Michigan State HDA, Refunding RB, VRDN, AMT (a):
(JPMorgan Chase Bank NA SBPA) 0.06%, 1/02/15	43,895	43,895,000
S/F, Series B (Federal Home Loan Bank NA SBPA), 0.04%, 1/07/15	1,700	1,700,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health (a):
7-Month Window, Senior Credit, 0.10%, 7/29/15	3,450	3,450,000
Series F-7, 0.10%, 7/29/15	3,000	3,000,000
Window, Senior Credit Group, Series F-7, 0.10%, 7/29/15	3,340	3,340,000
Michigan State University, Refunding RB, VRDN, General, Series A (Northern Trust Company SBPA), 0.02%, 1/07/15 (a)	1,700	1,700,000
Michigan Strategic Fund, RB, VRDN (a):
Air Products & Chemicals, Inc., 0.02%, 1/02/15	3,100	3,100,000
C&M Manufacturing Corp., Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.51%, 1/07/15	220	220,000
CS Facilities LLC Project (MUFG Union Bank NA LOC), 0.04%, 1/07/15	11,045	11,045,000
MANS LLC Project, AMT (Comerica Bank LOC), 0.14%, 1/07/15	5,300	5,300,000
Riverwalk Properties LLC Project, AMT (Comerica Bank LOC), 0.14%, 1/07/15	900	900,000
Vector Investments Project, AMT (Bank of America NA LOC), 0.31%, 1/07/15	600	600,000
Oakland University, Refunding RB, VRDN, General (JPMorgan Chase Bank NA LOC), 0.02%, 1/07/15 (a)	995	995,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014	5

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
University of Michigan, Refunding RB, VRDN, Series B (Northern Trust Company SBPA), 0.01%, 1/02/15 (a)	$1,000	$1,000,000

		122,780,000
Minnesota — 0.1%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)(b)(c)	4,200	4,200,000
Mississippi — 1.5%
Mississippi Business Finance Corp., RB, VRDN (a):
Hamlin Family II, LLC, AMT (Branch Banking & Trust LOC), 0.15%, 1/07/15	2,035	2,035,000
Chevron Corp., Series I, 0.01%, 1/02/15	7,400	7,400,000
Chevron Corp., Series C, 0.01%, 1/02/15	13,700	13,700,000
Series G (Chevron Corp. Guarantor), 0.01%, 1/02/15	9,140	9,140,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. SBPA), 0.04%, 1/02/15 (a)(b)	11,900	11,900,000

		44,175,000
Missouri — 0.2%
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.11%, 1/07/15 (a)	6,000	6,000,000
Nebraska — 0.5%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.06%, 1/07/15 (a)(b)(c)	16,000	16,000,000
Nevada — 1.3%
County of Clark Nevada, Refunding RB, West Gas Corporation Project, VRDN, Series A, AMT (Wells Fargo Bank NA LOC), 0.03%, 1/07/15 (a)	3,000	3,000,000
Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada School District, Austin Trust, GO, VRDN, Series C (Bank of America NA Liquidity Agreement), 0.26%, 1/02/15 (a)(b)	$32,600	$32,600,000
Nevada Housing Division, RB, VRDN, M/F, Orvis Ring Apartments, Series A, 0.35%, 4/01/15 (a)	3,270	3,270,000

		38,870,000
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, RB, VRDN, Eclipse Funding Trust, Series 2007-0018, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.04%, 1/07/15 (a)(b)	10,170	10,170,000
New Jersey — 3.5%
Borough of Hawthorne, GO, Refunding, 1.00%, 10/30/15	4,312	4,334,086
Borough of Middlesex, GO, 1.00%, 7/17/15	2,678	2,686,979
Borough of Westwood New Jersey, GO, BAN, 1.00%, 2/27/15	5,000	5,005,347
City of Margate City New Jersey, GO, BAN, Refunding, 1.00%, 7/20/15	7,210	7,233,291
State of New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, (a)(b)(c):
Series 4460 (JP Morgan Chase Bank NA LOC), 0.12%, 4/02/15	17,895	17,895,000
Series 4464 (JP Morgan Chase Bank NA LOC, JP Morgan Chase Bank NA SBPA), 0.04%, 1/02/15	3,000	3,000,000
Township of Berkeley Heights New Jersey, GO, BAN, Refunding, 1.00%, 10/08/15	4,361	4,377,234
Township of Burlington New Jersey, GO, 1.00%, 10/09/15	4,650	4,668,129
Township of Cranford New Jersey, GO, BAN:
1.00%, 1/30/15	870	870,413
1.00%, 5/22/15	4,205	4,215,089
Township of East Hanover New Jersey, GO, BAN, Refunding, 1.00%, 8/20/15	5,103	5,124,309

6	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Township of Edison New Jersey, GO, BAN, Refunding, 1.00%, 8/28/15	$5,000	$5,020,285
Township of Hillsborough, GO, 1.00%, 12/11/15	2,284	2,295,969
Township of Lawrence New Jersey, GO, BAN, Refunding, 1.00%, 7/24/15	7,490	7,521,887
Township of Lower New Jersey, GO, BAN, Refunding, 1.00%, 8/06/15	4,000	4,013,307
Township of Marlboro New Jersey, GO, BAN, Refunding, 1.00%, 6/11/15	11,100	11,132,860
Township of Mendham New Jersey, GO, BAN, Refunding, 1.00%, 5/21/15	3,452	3,461,026
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 4/20/15	3,200	3,207,015
Township of Union County New Jersey, GO, BAN, 1.00%, 6/02/15	6,384	6,399,161

		102,461,387
New Mexico — 0.5%
City of Rio Rancho New Mexico, RB, Eclipse Funding Trust, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.04%, 1/07/15 (a)(b)	5,000	5,000,000
New Mexico Finance Authority, Refunding RB, VRDN, Sub-Lien, Sub-Series A-1 (State Street Bank & Trust LOC), 0.04%, 1/07/15 (a)	8,350	8,350,000

		13,350,000
New York — 14.4%
Center Moriches Union Free School District, GO, TAN, 1.00%, 6/26/15	5,225	5,240,667
Central Islip Union Free School District, GO, 1.00%, 6/25/15	3,680	3,693,847
Chittenango Central School District, GO, 1.00%, 11/06/15	4,905	4,932,779
City of New York New York, GO, VRDN (a):
Fiscal 2014, Series D (TD BANK NA ), 0.02%, 1/02/15	31,900	31,900,000
Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York, GO, VRDN (a) (concluded):
Fiscal 2014, Series I (JPMorgan Chase Bank NA Liquidity Agreement), 0.03%, 1/02/15	$11,300	$11,300,000
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 1/07/15	13,000	13,000,000
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.02%, 1/07/15	9,700	9,700,000
City of New York New York, GO, VRDN (a) (concluded):
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.04%, 1/07/15	3,600	3,600,000
Sub-Series D-3 (JPMorgan Chase Bank SBPA), 0.03%, 1/02/15	44,000	44,000,000
City of New York New York Housing Development Corp., RB, VRDN, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.01%, 1/07/15 (a)	10,800	10,800,000
City of New York New York IDA, RB, VRDN, Korean Air Lines Co. Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.12%, 1/07/15 (a)	4,400	4,400,000
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, Series A, AMT (Kookmin Bank LOC), 0.12%, 1/07/15 (a)	23,800	23,800,000
Cold Spring Harbor Central School District, GO, 1.00%, 6/25/15	4,720	4,738,172
Dutchess County IDA, RB, Marist College, Series A (TD Bank NA LOC), 0.05%, 1/07/15 (a)	9,000	9,000,000
East Aurora Union Free School District, GO, BAN, 1.00%, 6/18/15	2,975	2,984,621
East Williston Union Free School District, GO, TAN, 1.00%, 6/25/15	3,500	3,512,496
Housing Development Corp., RB, 50th Avenue Development, Series A, VRDN (Wells Fargo Bank NA LOC), 0.01%, 1/07/15 (a)	7,000	7,000,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014	7

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Lansingburgh Central School District at Troy, GO, BAN, Refunding, 1.00%, 7/10/15	$14,600	$14,656,383
Metropolitan Transportation Authority, RB, VRDN (State Street Bank & Trust Co. LOC), 0.03%, 1/07/15 (a)	5,000	5,000,000
New York City Housing Development Corp. New York, RB, VRDN, M/F Housing (a):
Balton, Series A (Freddie Mac LOC), 0.03%, 1/07/15	4,750	4,750,000
Series K-2 (Wells Fargo Bank NA LOC), 0.03%, 1/07/15	5,400	5,400,000
New York City Housing Development Corp. New York, Refunding RB, VRDN, M/F Housing, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.05%, 1/07/15 (a)	4,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN, Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.02%, 1/02/15 (a)	14,200	14,200,000
New York City Water & Sewer System, Refunding RB, VRDN, 2nd General Resolution (b):
(Mizuho Bank LTD SBPA), 0.02%, 1/02/15	4,100	4,100,000
Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.02%, 1/02/15	19,550	19,550,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.02%, 1/02/15 (a)	8,450	8,450,000
New York State Bridge Authority, Refunding RB, 4.00%, 1/02/15	2,000	2,000,208
New York State Dormitory Authority Sales Tax Revenue, RB, RBC Municipal Products, Inc. Trust, VRDN, FLOATS (Royal Bank of Canada Liquidity Agreement), 0.04%, 1/07/15 (a)(b)(c)	3,000	3,000,000
New York State HFA, HRB, VRDN (a):
M/F Housing, 175 West 60th Street, Series A-2 (Manufacturers & Traders Trust Co. LOC), 0.05%, 1/07/15	7,000	7,000,000
Municipal Bonds	Par (000)	Value
New York (continued)
New York State HFA, HRB, VRDN (a) (concluded):
M/F Housing, 175 West 60th Street, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.01%, 1/07/15 (a)	$3,900	$3,900,000
M/F Housing, 205 East 92nd Street, Series A (Wells Fargo Bank NA LOC), 0.02%, 1/07/15	5,000	5,000,000
M/F Housing, Clinton Park, Series A (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.02%, 1/07/15	6,810	6,810,000
New York State Housing Finance Agency, RB, VRDN (a):
AMT (Freddie Mac Liquidity Agreement), 0.02%, 1/07/15	45,000	45,000,000
(Manufacturers & Traders LOC) 0.02%, 1/07/15	4,000	4,000,000
North Babylon Union Free School District, GO, 1.00%, 2/13/15	2,000	2,001,927
Patchogue-Medford Union Free School District, GO, TAN, 1.00%, 6/26/15	22,500	22,584,075
Port Authority of New York & New Jersey, Austin Trust, RB, (AGM), VRDN, AMT, Series 1055 (Bank of America SBPA), 0.11%, 1/07/15 (a)(b)	3,730	3,730,000
Rocky Point Union Free School District, GO, TAN, 1.00%, 6/25/15	3,000	3,010,706
Roslyn Union Free School District, GO, 1.00%, 9/25/15	4,605	4,629,571
South Country Central School District at Brookhaven, GO, TAN, 1.00%, 6/25/15	7,000	7,026,638
Southold Union Free School District, GO, 1.00%, 6/25/15	3,685	3,699,025
Town of Clarence New York, GO, BAN, Refunding, 1.00%, 7/23/15	4,474	4,493,433
Town of Lockport, GO, 1.00%, 12/15/15	3,680	3,700,994
Town of Webster New York, GO, BAN, Refunding, 1.00%, 9/30/15	3,621	3,640,282

8	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Series B-2A (California State Teachers’ Retirement System LOC), 0.03%, 1/02/15 (a)	$13,690	$13,690,000
Village of Sleepy Hollow, GO, Refunding Series A, 1.00%, 11/24/15	4,510	4,533,790

		427,159,614
North Carolina — 1.7%
City of Greensboro North Carolina Combined Water & Sewer System, Refunding RB, VRDN, Series A (Bank of America SBPA), 0.06%, 1/07/15 (a)	9,000	9,000,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.14%, 7/29/15 (a)	3,240	3,240,000
County of Alamance North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.19%, 1/07/15 (a)	600	600,000
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC), 0.24%, 1/02/15 (a)	405	405,000
County of Lee North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Arden Corp. Project, AMT (Comerica Bank LOC), 0.14%, 1/07/15 (a)	2,550	2,550,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.14%, 7/29/15 (a)	5,495	5,495,000
County of Yancey North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec, Inc. Project, AMT (Branch Banking & Trust LOC), 0.10%, 1/07/15 (a)	3,500	3,500,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.24%, 1/07/15 (a)	510	510,000
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.08%, 1/07/15 (a)	$16,360	$16,360,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN (a):
Eagle Trust (Citibank Liquidity Agreement), 0.05%, 1/07/15 (b)	5,850	5,850,000
High Point University Project (Branch Banking & Trust LOC), 0.04%, 1/07/15	925	925,000
Raleigh Durham Airport Authority, Refunding RB, VRDN (Royal Bank of Canada LOC), 0.03%, 1/07/15 (a)	1,000	1,000,000

		49,435,000
Ohio — 0.2%
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/10/15	1,100	1,102,252
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/10/15	1,200	1,201,467
Ohio State University, RB, VRDN, Series B, 0.02%, 1/07/15 (a)	3,460	3,460,000

		5,763,719
Oklahoma — 0.2%
Muskogee City-County Trust Port Authority, RB, VRDN, AMT (Bank of America NA LOC), 0.14%, 1/07/15 (a)	5,250	5,250,000
Oregon — 0.2%
Port of Portland Oregon, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (US Bank NA LOC), 0.04%, 1/07/15 (a)	6,370	6,370,000
Pennsylvania — 3.1%
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)(b)(c)	3,910	3,910,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014	9

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, FLOATS, Series 2009-58 (State Street Bank & Trust Co. Liquidity Agreement), 0.04%, 1/07/15 (a)(b)(c)	$17,500	$17,500,000
County of Allegheny Pennsylvania Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-16 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)(b)(c)	11,790	11,790,000
County of Blair Pennsylvania IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.09%, 1/07/15 (a)	1,900	1,900,000
County of Bucks Pennsylvania IDA, RB, VRDN, Grand View Hospital, Series A (TD Bank NA LOC), 0.03%, 1/07/15 (a)	7,945	7,945,000
County of Lancaster Pennsylvania Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.09%, 1/07/15 (a)	2,380	2,380,000
County of Lycoming Pennsylvania Authority, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/07/15 (a)	4,175	4,175,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.04%, 1/07/15 (a)	1,800	1,800,000
Pennsylvania Economic Development Financing Authority, RB, VRDN (a):
Evergreen Community Power Facility, AMT (Manufacturers & Traders Trust Co. LOC), 0.19%, 1/07/15	5,755	5,755,000
Merck & Co., Inc., West Point Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/07/15	3,700	3,700,000
Pennsylvania State Public School Building Authority, RB, VRDN, FLOATS, Series 1479 (AGM) (Credit Suisse Liquidity Agreement), 0.21%, 1/07/15 (a)(b)(c)	9,200	9,200,000
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA Liquidity Agreement), 0.05%, 1/02/15 (a)(b)(c)	$2,900	$2,900,000
Pennsylvania Turnpike Commission, ROCS, VRDN, Series II-R-11995 (Citibank NA Liquidity Agreement), 0.29%, 1/07/15 (a)(b)(c)	7,330	7,330,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC), 0.09%, 1/07/15 (a)	10,205	10,205,000

		90,490,000
Rhode Island — 0.6%
City of East Providence, GO, 1.50%, 7/30/15	13,840	13,924,087
Town of Cumberland, GO, 1.25%, 6/11/15	3,940	3,956,603

		17,880,690
South Carolina — 1.4%
City of Columbia South Carolina Waterworks & Sewer System, RB, VRDN, Sewer Improvements (US Bank NA LOC), 0.03%, 1/02/15 (a)	20,000	20,000,000
South Carolina Educational Facilities Authority, RB, 4.00%, 10/01/15	1,000	1,027,700
South Carolina Public Service Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4379 (JPMorgan Chase Bank NA Liquidity Agreement), 0.16%, 1/07/15 (a)(b)(c)	8,940	8,940,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.19%, 1/07/15 (a)(c)	11,500	11,500,000

		41,467,700
Tennessee — 0.8%
City of Clarksville Tennessee Public Building Authority, RB, VRDN (Bank of America NA LOC), 0.06%, 1/07/15 (a)	13,480	13,480,000

10	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
County of Montgomery Tennessee Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.08%, 1/07/15 (a)	$800	$800,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.05%, 1/07/15 (a)(b)(c)	10,000	10,000,000

		24,280,000
Texas — 15.2%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Corp. Project, AMT (a):
0.11%, 1/07/15	50,000	50,000,000
0.11%, 1/07/15	25,000	25,000,000
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (a):
0.13%, 1/07/15	18,400	18,400,000
Brazoria County, Multi-Mode, 0.13%, 1/07/15	15,800	15,800,000
City of College Station Texas, GO, Refunding, 2.00%, 2/17/15	680	681,548
City of Houston Texas Public Improvement, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4338 (JPMorgan Chase Bank NA Liquidity Agreement), 0.08%, 1/07/15 (a)(b)(c)	6,355	6,355,000
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.07%, 1/07/15 (a)(b)(c)	10,000	10,000,000
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (a):
Sub-Series C-1, 0.03%, 1/02/15	75,040	75,040,000
Sub-Series C-2, 0.03%, 1/02/15	43,950	43,950,000
Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.04%, 1/07/15 (a)	$12,420	$12,420,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.06%, 1/07/15 (a)(b)	5,790	5,790,000
Dallas Performing Arts Cultural Facilities Corp., Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.06%, 1/07/15 (a)	10,100	10,100,000
Denton ISD, GO, Series B, VRDN (Bank of Tokyo Mitsubishi UFJ SBPA), 0.07%, 1/07/15 (a)	7,400	7,400,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.04%, 1/07/15 (a)	2,600	2,600,000
Gulf Coast Industrial Development Authority, RB, Exxon Mobil Project, VRDN, 0.01%, 1/02/15 (a)	2,000	2,000,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.10%, 1/07/15 (a)	55,000	55,000,000
Port of Port Arthur Texas Navigation District, RB, VRDN, Project (a):
Multi-Mode, Atofina, Series B, AMT, 0.05%, 1/07/15	10,000	10,000,000
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., 0.03%, 1/07/15	10,700	10,700,000
Total Petrochemicals AMT, 0.05%, 1/07/15	24,000	24,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.05%, 1/07/15 (a)(b)(c)	4,500	4,500,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014	11

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
State of Texas, GO, VRDN (a):
Series B (Bank of New York NA SBPA), 0.02%, 1/07/15	$11,665	$11,665,000
Series D (State Street Bank & Trust Co. SBPA), 0.02%, 1/07/15	8,535	8,535,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.06%, 1/07/15 (a)	4,825	4,825,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement), 0.14%, 1/07/15 (a)(b)(c)	5,600	5,600,000
University of Texas, Permanent University Fund, Refunding RB, VRDN, Series A, 0.02%, 1/07/15 (a)	19,400	19,400,000
Waco Educational Finance Corp., Refunding RB, Series A, VRDN (Bank of New York Mellon SBPA), 0.03%, 1/07/15 (a)	11,470	11,470,000

		451,231,548
Utah — 4.6%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (a):
Series C (Northern Trust Co. SBPA), 0.02%, 1/02/15	33,595	33,595,000
Series D, 0.02%, 1/02/15	49,185	49,185,000
County of Weber Utah, RB, VRDN, IHC Health Service, Inc., Series C (Bank of New York SBPA), 0.02%, 1/02/15 (a)	45,050	45,050,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Liquidity Agreement), 0.05%, 1/07/15 (a)(b)(c)	8,200	8,200,000

		136,030,000
Vermont — 0.2%
Vermont Housing Finance Agency, Refunding RB, AMT, Series A, VRDN (TD Bank NA SBPA), 0.05%, 1/07/15 (a)	6,150	6,150,000
Virginia — 3.2%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.09%, 1/07/15 (a)	987	987,000
Municipal Bonds	Par (000)	Value
Virginia (continued)
City of Winchester Virginia IDA, Refunding RB, VRDN, Westminister-Cantenbury, Series B (Branch Banking & Trust LOC), 0.04%, 1/07/15 (a)	$910	$910,000
County of Arlington Virginia IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Liquidity Agreement), 0.04%, 1/07/15 (a)	4,200	4,200,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.12%, 7/29/15 (a)	10,310	10,310,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.04%, 1/02/15 (a)	12,160	12,160,000
State of Virginia HDA, RB, MERLOTS, VRDN, M/F Housing, Series B19, AMT (Wells Fargo Bank NA SBPA), 0.17%, 5/15/15 (a)(b)(c)	3,000	3,000,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.17%, 1/07/15 (a)(b)(c)	2,880	2,880,000
University of Virginia, RB, Eagle Tax-Exempt Trust, VRDN (Citibank NA Liquidity Agreement), 0.05%, 1/07/15 (a)(b)	5,565	5,565,000
Virginia College Building Authority, RB, VRDN, 21st Century College (Wells Fargo Bank NA SBPA) (a):
Series B, 0.01%, 1/02/15	34,765	34,765,000
Series C, 0.01%, 1/02/15	17,630	17,630,000

12	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia College Building Authority, Refunding RB, VRDN, Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank PLC Liquidity Agreement), 0.09%, 1/07/15 (a)(b)(c)	$1,335	$1,335,000

		93,742,000

Washington — 3.6%
County of King Washington Sewer Revenue, Refunding RB, Austin Trust, VRDN Series 1200 (AGM) (Bank of America Liquidity Agreement), 0.06%, 1/07/15 (a)	10,000	10,000,000
County of King Washington Sewer Revenue, RB, Eagle Trust, VRDN (AGM) (Citibank NA Liquidity Agreement), 0.05%, 1/07/15 (a)(b)	9,410	9,410,000
Port of Tacoma Washington, ARB, VRDN, ROCS, RR-II-12056, AMT (AGC) (Citibank NA Liquidity Agreement), 0.08%, 1/02/15 (a)(b)(c)	9,900	9,900,000
State of Washington, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4292 (JPMorgan Chase Bank Liquidity Agreement), 0.05%, 1/07/15 (a)(b)(c)	3,745	3,745,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA Liquidity Agreement), 0.05%, 1/07/15 (a)(b)(c)	20,000	20,000,000
Washington State Health Care Facilities Authority, Austin Trust, Refunding RB, VRDN (Bank of America NA Liquidity Agreement), 0.06%, 1/07/15	5,925	5,925,000
0.06%, 1/07/15	2,230	2,230,000
Washington State Housing Finance Commission, RB, VRDN (a):
Affinity Southridge Apartments Project (East West Bank LOC) (Federal Home Loan Guarantor), 0.05%, 1/07/15	5,400	5,400,000
Heatherwood, Inc., LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.07%, 1/07/15	11,125	11,125,000
Municipal Bonds	Par (000)	Value
Washington (concluded)
Kingsgate LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.07%, 1/07/15	$11,050	$11,050,000
Mill Pointe LP, Series A, AMT (Freddie Mac Liquidity Agreement), 0.07%, 1/07/15	9,325	9,325,000
Traditions at South Hill Apartments Project (East West Bank LOC) (Federal Home Loan Guarantor), 0.06%, 1/07/15	8,300	8,300,000

		106,410,000
West Virginia — 0.2%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series A (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.04%, 1/07/15 (a)	5,800	5,800,000
Wisconsin — 3.9%
State of Wisconsin:
Petroleum Inspection Fee, 0.11%, 1/14/15	14,150	14,150,000
Petroleum Inspection Fee, 0.10%, 3/02/15	30,000	30,000,000
TECP, ECN, 0.09%, 1/15/15	30,500	30,500,000
TECP, ECN, 0.10%, 3/02/15	24,003	24,003,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA LOC), 0.10%, 1/07/15 (a)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, River Shores Regency, AMT (US Bank NA LOC), 0.06%, 1/07/15 (a)	5,105	5,105,000
Wisconsin Health & Educational Facilities Authority, RB, ROCS, VRDN, Ascension Health, Series II R-14065 (Citibank NA Liquidity Agreement), 0.05%, 1/07/15 (a)(b)(c)	3,000	3,000,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014	13

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, Series B-5, 0.10%, 7/29/15 (a)	$5,305	$5,305,000

		116,063,000
Wyoming — 1.7%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.14%, 1/07/15 (a)	4,000	4,000,000
County of Converse Wyoming, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.03%, 1/07/15 (a)	6,485	6,485,000
Municipal Bonds	Par (000)	Value
Wyoming (concluded)
County of Sublette Wyoming, Refunding RB, Exxon Mobil Project, VRDN, 0.01%, 1/02/15 (a)	$18,400	$18,400,000
County of Uinta Wyoming, Refunding RB, VRDN, Chevron USA Inc. Project, 0.01%, 1/02/15 (a)	20,200	20,200,000

		49,085,000
Total Long-Term Investments (Cost — $2,953,012,534) — 99.7%		2,953,012,534
Total Investments (Cost — $2,953,012,534*) — 99.7%		2,953,012,534
Other Assets Less Liabilities — 0.3%		10,073,777

Net Assets — 100.0%		$2,963,086,311

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi Family Housing
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
P-FLOATS	Puttable Floating Rate Securities
PUTTERS	Puttable Tax-Exempt Receipts

14	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014

Schedule of Investments (concluded)	Master Tax-Exempt LLC

RB	Revenue Bonds
ROCS	Reset Option Certificates
S/F	Single Family Housing
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$2,953,012,534	—	$2,953,012,534
[1] See above Schedule of Investments for values in each state or political subdivision.

The Fund may hold and/or liabilities in which the fair value approximates in carrying amount for financial reporting purposes. As of December 31, 2014, cash of $4,060,329 is categorized as level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2014	15

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date:	February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date:	February 23, 2015